Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Average balance outstanding	$ 72,566	$ 31,505
Maximum amount outstanding at any month-end during the period	116,200	93,200
Federal Home Loan Bank short-term borrowings	$ 0	$ 93,200
Average interest rate during the period	5.38%	2.34%
Weighted average interest rate at end of period	0.00%	4.45%
Federal Reserve Bank Advances [Member]
Short-term debt, average balance outstanding	$ 711	$ 1,556
Short-term debt, maximum amount outstanding at any month- end during the period	7,000	7,000
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 0	$ 7,000
Short-term debt, average interest rate during the period	4.78%	0.97%
Short-term debt, weighted average interest rate at end of period	0.00%	4.45%
Line of Credit [Member]
Short-term debt, average balance outstanding	$ 9,291	$ 1,601
Short-term debt, maximum amount outstanding at any month- end during the period	14,508	5,489
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 5,549	$ 5,489
Short-term debt, average interest rate during the period	8.40%	6.68%
Short-term debt, weighted average interest rate at end of period	8.46%	7.11%